Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2010	Dec. 31, 2012 Deferred Compensation Plan Mutual Fund Investments	Dec. 31, 2011 Deferred Compensation Plan Mutual Fund Investments	Dec. 31, 2010 Deferred Compensation Plan Mutual Fund Investments	Dec. 30, 2011 Common Class A	Dec. 30, 2011 Class L Common Stock	Dec. 31, 2012 Minimum Building	Dec. 31, 2012 Minimum Other Property Plant And Equipment	Dec. 31, 2012 Maximum Building	Dec. 31, 2012 Maximum Other Property Plant And Equipment
Number of operating business segments		2
Number of conference calls managed by company		134,000,000
Percentage increase in conference calls over the preceding year		11.00%
Allowance for doubtful accounts		$ 10,439,000	$ 11,627,000
Property, Plant and Equipment, Useful Life											20 years	3 years	39 years	5 years
GOODWILL		1,816,851,000	1,762,635,000		1,629,396,000
Intangible assets, net		287,600,000	333,100,000
Fair value with unrealized gains						$ 3,300,000	$ (1,300,000)	$ 2,900,000
Conversion of one class L common stock into class A common stock			5.03625
Common stock, shares authorized		475,000,000	475,000,000	1,000,000,000					900,000,000	100,000,000
Cash dividend declared	$ 8.00
Cash dividend payable date		Aug. 15, 2012